Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Components of Income before Provision for Income Taxes

The components of income before provision for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2015	2014	2013

Domestic	$27,639	$12,992	$28,833
Foreign	601	2,278	444

Total	$28,240	$15,270	$29,277

Components of Provision for Income Taxes

The components of the provision for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2015	2014	2013

Current
Federal	$5,476	$2,657	$(197)
Foreign	70	81	(59)
State and Local	803	668	201

Total	6,349	3,406	(55)

Deferred
Federal	3,377	(51)	5,060
Foreign	9	(9)	8
State and Local	130	(32)	717

Total	3,516	(92)	5,785

Total income tax provision	$9,865	$3,314	$5,730

Schedule for Principal Reasons for Difference in Effective and Statutory Tax Rates

The following table shows the principal reasons for the difference between the effective income tax rate and the statutory federal income tax rate:

Years Ended December 31,	2015	2014	2013

Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income tax rate, net of federal tax benefits	2.1	2.7	2.1
Affordable housing credit	(0.5)	(1.0)	(0.6)
Employee benefits including ESOP dividend	(0.4)	(0.7)	(0.4)
Disposition of Omnitel Interest	-	(5.9)	-
Noncontrolling interests	(0.5)	(5.0)	(14.3)
Other, net	(0.8)	(3.4)	(2.2)

Effective income tax rate	34.9%	21.7%	19.6%

Schedule of Cash Taxes Paid

The amounts of cash taxes paid are as follows:

	(dollars in millions)
Years Ended December 31,	2015	2014	2013

Income taxes, net of amounts refunded	$5,293	$4,093	$422
Employment taxes	1,284	1,290	1,282
Property and other taxes	1,868	1,797	2,082

Total	$8,445	$7,180	$3,786

Schedule of Deferred Taxes

Significant components of deferred tax assets and liabilities are as follows:

	(dollars in millions)
At December 31,	2015	2014

Employee benefits	$12,220	$13,350
Tax loss and credit carry forwards	4,099	2,255
Other – assets	2,504	2,247

	18,823	17,852
Valuation allowances	(3,414)	(1,841)

Deferred tax assets	15,409	16,011

Spectrum and other intangible amortization	29,945	28,283
Depreciation	24,725	23,423
Other – liabilities	6,125	5,754

Deferred tax liabilities	60,795	57,460

Net deferred tax liability	$45,386	$41,449

Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	(dollars in millions)
	2015	2014	2013

Balance at January 1,	$1,823	$2,130	$2,943
Additions based on tax positions related to the current year	194	80	116
Additions for tax positions of prior years	330	627	250
Reductions for tax positions of prior years	(412)	(278)	(801)
Settlements	(79)	(239)	(210)
Lapses of statutes of limitations	(221)	(497)	(168)

Balance at December 31,	$1,635	$1,823	$2,130

Schedule of After Tax Benefits Related to Interest and Penalties in Provision for Income Taxes	We recognized the following net after-tax benefits related to interest and penalties in the provision for income taxes:

Years Ended December 31,	(dollars in millions)

2015		$43
2014		92
2013		33

Schedule of After Tax Accrual for Payment of Interest and Penalties in Consolidated Balance Sheet	The after-tax accruals for the payment of interest and penalties in the consolidated balance sheets are as follows:

At December 31,	(dollars in millions)

2015		$125
2014		169